Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net income	$ 172,750		$ 236,820	[1],[2],[3],[4],[5],[6]	$ 206,371	[1],[2]
Adjustments to reconcile net income to net cash provided by operating activities:
Amalgamation gain			(31,023)	[4],[5]
Depreciation	384,855		333,754	[4],[5]	220,996
Asset impairment	24,496		14,437	[4],[5]	32,574
Amortization of debt issuance costs	33,001		26,410	[4],[5]	16,364
Amortization of intangibles	17,319		22,070	[4],[5]	15,701
Provision for doubtful accounts	4,843		1,312	[4],[5]	1,364
Capitalized interest on pre-delivery payments	(675)		(590)	[4],[5]	(1,106)
Gain on disposal of assets	(12,939)		(37,203)	[4],[5]	(36,007)
Loss on discontinued operations (AeroTurbine)	52,745
Mark-to-market of non-hedged derivatives	23,167		769	[4],[5]	(18,929)
Deferred taxes	23,892		17,707	[4],[5]	2,228
Share-based compensation	6,236		3,402	[4],[5]	3,910
Changes in assets and liabilities:
Trade receivables and notes receivable, net	(16,434)		(371)	[4],[5]	(6,686)
Inventories	(18,100)		3,183	[4],[5]	35,238
Other assets and derivative assets	(41,056)		(8,320)	[4],[5]	(7,236)
Other liabilities	(23,255)		45,073	[4],[5]	(37,224)
Deferred revenue	(9,289)		14,182	[4],[5]	(1,613)
Net cash provided by operating activities	621,556		641,612	[4],[5]	425,945
Purchase of flight equipment	(763,159)		(1,939,874)	[4],[5]	(1,264,446)
Proceeds from sale/disposal of assets	140,785		664,218	[4],[5]	153,481
Prepayments on flight equipment	(47,077)		(140,094)	[4],[5]	(453,305)
Purchase of subsidiaries, net of cash acquired (*)			103,691	[4],[5]
Purchase of investments	(2,500)		(7,500)	[4],[5]
Proceeds from the disposal of subsidiaries, net of cash disposed	119,917
Purchase of intangibles			(9,006)	[4],[5]
Movement in restricted cash	(15,831)		(50,262)	[4],[5]	(27,349)
Net cash used in investing activities	(567,865)		(1,378,827)	[4],[5]	(1,591,619)
Issuance of debt	1,672,089		2,324,609	[4],[5]	2,431,839
Repayment of debt	(1,626,556)		(1,485,690)	[4],[5]	(1,414,456)
Debt issuance costs paid	(37,306)		(60,889)	[4],[5]	(32,723)
Maintenance payments received	110,358		90,165	[4],[5]	72,920
Maintenance payments returned	(54,751)		(42,250)	[4],[5]	(46,897)
Security deposits received	20,135		29,535	[4],[5]	42,169
Security deposits returned	(37,190)		(39,710)	[4],[5]	(12,840)
Repurchase of shares	(100,000)
Issuance of equity interests (**)			110,243	[4],[5]
Capital contributions from non-controlling interests			32,375	[4],[5]	111,700
Net cash (used in) provided by financing activities	(53,221)		958,388	[4],[5]	1,151,712
Net increase (decrease) in cash and cash equivalents	470		221,173	[4],[5]	(13,962)
Effect of exchange rate changes	6,161		660	[4],[5]	3,016
Cash and cash equivalents at beginning of period	404,450	[4],[5]	182,617	[4],[5]	193,563
Cash and cash equivalents at end of period	411,081		404,450	[4],[5]	182,617	[4],[5]
* Purchase of subsidiaries, net of cash acquired:
Fair value of net assets acquired			(403,350)	[4]
Amalgamation gain			31,023	[4]
Cash acquired			103,691	[4]
**The issuance of equity interest is a net presentation of the following items:
Purchase of non-controlling interests			(262,092)	[4]
Purchase of investments			(41,041)	[4]
Supplemental cash flow information:
Interest paid	224,129		185,106	[4]	100,012
Taxes paid (received)	135		641	[4]	(3,446)
Purchase Of Subsidiaries [Member]
* Purchase of subsidiaries, net of cash acquired:
Consideration paid			372,327	[4]
Issuance of Equity Interest [Member]
* Purchase of subsidiaries, net of cash acquired:
Consideration paid			$ 413,376	[4]

[1]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[2]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[3]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[4]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha.
[5]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).
[6]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").